STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning | shares	5,926,654
Granted | shares	4,191,182
Canceled | shares	(2,447,013)
Outstanding at end | shares	7,670,823
Exercisable at end | shares	3,876,506
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Rollforward]
Outstanding at beginning | $ / shares	$ 0.62
Granted | $ / shares	0.19
Canceled | $ / shares	0.56
Outstanding at end | $ / shares	0.41
Exercisable at end | $ / shares	$ 0.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Rollforward]
Outstanding at beginning	9 years
Outstanding at end	8 years 9 months 18 days
Exercisable at end	8 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Rollforward]
Outstanding at beginning | $	$ 8,848
Outstanding at end | $	3,306
Exercisable at end | $	$ 3,306